Operating expenses - Summary of Selling General and Administrative Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Selling General And Administrative Expense [Abstract]
Demand generation expenses	$ 198,787	$ 151,350	$ 97,295
Technology expenses	115,227	84,207	68,224
Depreciation and amortization	217,223	113,591	23,537
Share based payments	291,633	158,422	53,819
General and administrative	504,346	345,665	228,891
Other items	24,267	16,374
Selling, general and administrative expenses	$ 1,351,483	$ 869,609	$ 471,766